SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments	Reportable Segment Measures

AS AT AND FOR THE YEAR ENDED DEC. 31, 2022 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Segments	Note
External revenues	$653	$5,198	$14,724	$58,225	$13,803	$166	$92,769
Inter-segment and other revenues[1]	4,289	—	4	207	32	(41)	4,491	i
Segmented revenues	4,942	5,198	14,728	58,432	13,835	125	97,260
FFO from equity accounted investments[1]	346	271	1,893	567	958	418	4,453	ii
Interest expense	—	(1,127)	(1,895)	(2,702)	(4,460)	(518)	(10,702)	iii
Current income taxes	(98)	(148)	(481)	(473)	(74)	(4)	(1,278)	iv
FFO[1]	2,518	401	640	1,026	1,744	(35)	6,294	v
Common equity	6,884	5,274	2,784	4,486	31,868	(11,688)	39,608
Equity accounted investments	4,664	2,261	11,844	3,574	22,264	2,487	47,094
Additions to non-current assets[2]	193	6,710	6,604	24,418	27,096	1,021	66,042
1.We equity account for our investment in Oaktree and include our share of the FFO at our ownership of 64%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2022, $1.5 billion of Oaktree’s revenue was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, PP&E, intangible assets and goodwill.

AS AT AND FOR THE YEAR ENDED DEC. 31, 2021 (MILLIONS)	Asset Management	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Segments	Note
External revenues	$306	$4,580	$11,941	$46,452	$12,283	$169	$75,731
Inter-segment and other revenues[1]	4,930	—	6	431	32	(18)	5,381	i
Segmented revenues	5,236	4,580	11,947	46,883	12,315	151	81,112
FFO from equity accounted investments[1]	558	187	1,697	459	842	63	3,806	ii
Interest expense	—	(892)	(1,502)	(1,515)	(3,281)	(414)	(7,604)	iii
Current income taxes	(58)	(43)	(402)	(542)	(89)	20	(1,114)	iv
FFO[1]	2,524	1,044	797	2,031	1,442	(280)	7,558	v
Common equity	4,905	5,264	3,022	3,996	33,965	(8,942)	42,210
Equity accounted investments	4,496	1,801	9,569	2,992	25,186	2,056	46,100
Additions to non-current assets[2]	—	5,001	18,248	14,169	22,081	1,332	60,831
1.We equity account for our investment in Oaktree and include our share of the FFO at 62%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2021, $2.3 billion of Oaktree’s revenue was included in our Asset Management segment revenue.
2.Includes additions to equity accounted investments, investment properties, PP&E, sustainable resources, intangible assets and goodwill.

Summary of reconciliation of FFO from equity accounted investments	The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Consolidated equity accounted income	$2,613	$2,451
Non-FFO items from equity accounted investments[1]	1,840	1,355
FFO from equity accounted investments	$4,453	$3,806
1.Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments.

Schedule of components of income tax expense	The following table reconciles consolidated income taxes to current and deferred income taxes:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Current income tax expense	$(1,278)	$(1,114)
Deferred income tax expense	(191)	(1,210)
Income tax expense	$(1,469)	$(2,324)
The major components of income tax expense for the years ended December 31, 2022 and 2021 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
Current income tax expense	$1,278	$1,114
Deferred income tax expense / (recovery)
Origination and reversal of temporary differences	690	1,044
Recovery arising from previously unrecognized tax assets	(447)	(251)
Change of tax rates and new legislation	(52)	417
Total deferred income tax expense	191	1,210
Income tax expense	$1,469	$2,324

Summary of reconciliation of FFO to net income
The following table reconciles net income to total FFO:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Note	2022	2021
Net income		$5,195	$12,388
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		1,840	1,355
Fair value changes		977	(5,151)
Depreciation and amortization		7,683	6,437
Deferred income taxes		191	1,210
Realized disposition gains in fair value changes or equity	vi	903	2,861
Non-controlling interests in FFO		(10,495)	(11,542)
Total FFO		$6,294	$7,558

Summary of financial information by geographic regions
The company’s revenues by location of operations are as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021
U.S.	$24,724	$19,694
Canada	10,752	7,548
U.K.	25,090	21,497
Australia	6,041	5,892
Brazil	5,294	3,730
India	2,743	2,520
Germany	1,909	1,567
Colombia	2,135	1,890
Other Europe	9,084	6,924
Other Asia	3,042	2,708
Other	1,955	1,761
	$92,769	$75,731
The company’s consolidated assets by location are as follows:

AS AT DEC. 31 (MILLIONS)	2022	2021
U.S.	$206,714	$172,952
Canada	50,894	52,989
U.K.	31,940	36,740
Australia	27,068	20,767
Brazil	25,500	22,052
India	19,521	20,935
Germany	12,262	7,663
Colombia	10,567	11,065
Other Europe	31,713	24,402
Other Asia	14,655	12,866
Other	10,450	8,572
	$441,284	$391,003